Loans - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 18	$ 548
Allowance for loan losses, Collectively evaluated for impairment	6,662	4,352
Total ending allowance balance	6,680	4,900	3,983
Purchased credit-impaired loans	0
Total ending allowance balance	6,680	4,900	3,983
Loans, Individually evaluated for impairment	946	4,623
Loans, Collectively evaluated for impairment	782,986	417,402
Purchased credit-impaired loans	4,315
Total ending loans balance	788,247	422,025
Construction and Land Development [Member]
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	2,690	1,552
Total ending allowance balance	2,690	1,552	1,342
Purchased credit-impaired loans	0
Total ending allowance balance	2,690	1,552	1,342
Loans, Collectively evaluated for impairment	239,225	113,710
Purchased credit-impaired loans	77
Total ending loans balance	239,302	113,710
Commercial Real Estate [Member]
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Individually evaluated for impairment		455
Allowance for loan losses, Collectively evaluated for impairment	1,494	1,056
Total ending allowance balance	1,494	1,511	1,267
Purchased credit-impaired loans	0
Total ending allowance balance	1,494	1,511	1,267
Loans, Individually evaluated for impairment	835	3,361
Loans, Collectively evaluated for impairment	245,517	121,841
Purchased credit-impaired loans	1,798
Total ending loans balance	248,150	125,202
Residential Portfolio Segment [Member]
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Individually evaluated for impairment		93
Allowance for loan losses, Collectively evaluated for impairment	1,791	1,309
Total ending allowance balance	1,791	1,402	893
Purchased credit-impaired loans	0
Total ending allowance balance	1,791	1,402	893
Loans, Individually evaluated for impairment	93	1,262
Loans, Collectively evaluated for impairment	213,667	137,204
Purchased credit-impaired loans	814
Total ending loans balance	214,574	138,466
Commercial and Industrial [Member]
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Individually evaluated for impairment	18
Allowance for loan losses, Collectively evaluated for impairment	632	337
Total ending allowance balance	650	337	275
Purchased credit-impaired loans	0
Total ending allowance balance	650	337	275
Loans, Individually evaluated for impairment	18
Loans, Collectively evaluated for impairment	76,552	36,397
Purchased credit-impaired loans	1,624
Total ending loans balance	78,194	36,397
Consumer Other Financing Receivable [Member]
Allowance For Loan Losses And Recorded Investment In Loans [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	55	98
Total ending allowance balance	55	98	206
Purchased credit-impaired loans	0
Total ending allowance balance	55	98	206
Loans, Collectively evaluated for impairment	8,025	8,250
Purchased credit-impaired loans	2
Total ending loans balance	$ 8,027	$ 8,250